TRADE RECEIVABLES AND NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2021
TRADE RECEIVABLES AND NOTES RECEIVABLE
TRADE RECEIVABLES AND NOTES RECEIVABLE

14     TRADE RECEIVABLES AND NOTES RECEIVABLE

	December 31,	December 31,
	2021	2020
		(Restated)
Trade receivables	4,025,441	5,687,100
Less: impairment	(958,787)	(933,890)
	3,066,654	4,753,210
Notes receivable	3,838,196	4,560,437

	6,904,850	9,313,647

As of December 31, 2021, other than trade and notes receivables amounting to RMB512 million which were denominated in USD (December 31,2020: RMB685 million which were denominated in USD), all other trade and notes receivables were denominated in RMB.

Trade and notes receivables due from the Group’s joint ventures and associates amounted to RMB641 million (December 31, 2020: RMB741 million) and RMB11 million (December 31, 2020: RMB14 million) respectively, which are repayable on credit terms similar to those offered to the major customers of the Group.

As of December 31, 2021, the Group pledged trade and notes receivable amounting to RMB1,983 million (December 31, 2020: RMB2,748 million) as set out in Note 24 to the financial statements.

Trade receivables and notes receivable are non-interest bearing and generally with credit terms of 3 to 12 months. Certain of the Group’s sales were on advance payments or documents against payment. In some cases, these terms are extended for qualifying long term customers that have met specific credit requirements. As of December 31, 2021, the ageing analysis of trade receivables based on invoice date was as follows:

	As of December 31
	2021	2020
		(Restated)
Within 1 year	2,367,787	2,984,665
Between 1 and 2 years	153,161	1,031,050
Between 2 and 3 years	225,796	183,288
Over 3 years	1,278,697	1,488,097

	4,025,441	5,687,100
Less: loss allowance for impairment	(958,787)	(933,890)

	3,066,654	4,753,210

An impairment analysis is performed at each reporting date using a provision matrix to measure expected credit losses. The provision rates are based on days past due for groupings of various customer segments with similar loss patterns (i.e., by geographical region, product type, customer type and rating, and coverage by letters of credit or other forms of credit insurance). The calculation reflects the probability-weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions. The Group also assesses impairment loss individually if there is evidence of significant increases in credit risk at an individual level.

14     TRADE RECEIVABLES AND NOTES RECEIVABLE (CONTINUED)

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:

	As of December 31, 2021
			Expected credit
	Gross carrying	Expected credit	losses loss
	amount	losses	rate (%)
Alumina and primary aluminum
Within 1 year	172,625	1,574	0.91
Between 1 and 2 years	25,430	1,331	5.23
Between 2 and 3 years	3,146	1,708	54.29
Over 3 years	46,210	41,896	90.66
	247,411	46,509
Trading
Within 1 year	365,158	361	0.10
Between 1 and 2 years	6,131	103	1.68
Between 2 and 3 years	23	1	4.35
Over 3 years	2,918	1,525	52.26
	374,230	1,990
Energy
Within 1 year	1,108,505	52	0.00
Between 1 and 2 years	119,108	1,298	1.09
Between 2 and 3 years	138,660	3,332	2.40
Over 3 years	171,184	42,054	24.57
	1,537,457	46,736
Corporate and other operating segments
Within 1 year	10,138	610	6.02
Between 1 and 2 years	2,491	1,763	70.77
Between 2 and 3 years	1,887	1,792	94.97
Over 3 years	10,018	9,763	97.45
	24,534	13,928
	2,183,632	109,163

Individually assessed trade receivables	1,841,809	849,624

	4,025,441	958,787

14     TRADE RECEIVABLES AND NOTES RECEIVABLE (CONTINUED)

Set out below is the information about individually assessed trade receivables:

	As of December 31, 2021
			Expected credit
	Gross carrying	Expected credit	losses loss
	amount	losses	rate (%)
China Aluminum Zibo International Trading Co., Ltd	617,974	—	—
Zhuhai Hongfan nonferrous metal Chemical Co., Ltd	270,419	270,419	100.00
Aluminum Industry Co., Ltd., Luoyang, Henan	247,163	—	—
Xinjiang Jiarun Resources Holdings Co., Ltd.	213,293	213,293	100.00
Guizhou Jinpingguo Aluminum Rod Co., Ltd.	111,138	111,138	100.00
Others	381,822	254,774	66.73
	1,841,809	849,624

The Group has no individual provision for impairment of notes receivables. The Group measures the provision for loss on the basis of expected credit losses. The Group considers that notes receivables are not exposed to significant credit risk and has limited default risk.

Movements in the loss allowance for impairment of trade receivables are as follows:

	2021	2020	2019
		(Restated)
As of January 1	933,890	715,597	659,261
Impairment loss	364,120	403,633	237,504
Write off	(285,178)	(122,459)	(98,554)
Reversal	(36,989)	(64,661)	(83,095)
Others	(17,056)	1,780	481
As of December 31	958,787	933,890	715,597